18. Authorizations payable (Tables)	12 Months Ended
Dec. 31, 2019
Authorizations Payable [Abstract]
Schedule of licenses payables

As at December 31, 2019, the Company and its subsidiary had the following commitments to ANATEL:

	2019	2018

Renewal of authorizations (i)	199,363	300,253
Updated ANATEL liability (ii)	126,974	113,547
	326,337	413,800
Current portion	(88,614)	(65,464)
Non-current portion	237,723	348,336

(i)	In order to provide SMP services, the company obtained radio frequency authorizations for a fixed period, renewable for a further 15 years. The extension of the right-of-use includes the payment of 2% of the net revenue recorded in the regions covered by the authorization that ends every two years. As at December 31, 2019, the subsidiary had balance due related to the renewal of authorizations in the amount of R$199,363 (R$300,253 as at December 31, 2018).

(ii)

On December 05, 2014 the subsidiary signed an Authorization Instrument for the 700 MHz band and paid an amount equivalent to R$1,678 million, recording the remaining balance of R$61 million as a trade liability, according to the payment method provided for in the call notice. Due to the absence of bids for some lots in the Call Notice for the 700 MHZ band, the subsidiary, along with other bidders, had to bear a proportion of the costs of these lots. Thus, the EAD was organized, with respect to which the total commitment assumed by the subsidiary was R$1,199 million. This amount was paid in four installments adjusted by the IGP-DI (Daily General Price Index) (Note 14.f).

Schedule of authorizations payable

The authorizations held on a primary basis by TIM S.A. as at December 31, 2019, as well as their maturity dates, are detailed below:

Maturity date
Authorization instruments	450 MHz	800 MHz, 900 MHz and 1,800 MHz	Additional frequencies 1,800 MHz	1,900 MHz and 2,100 MHz (3G)	2,500 MHz V1 Band (4G)	2,500 MHz (P** Band (4G)	700 MHz (4G)
Amapá, Roraima, Pará, Amazonas and Maranhão	-	March, 2031*	April, 2023	April, 2023	October, 2027	Part of AR92 (PA) – February, 2024*	December, 2029
Rio de Janeiro and Espírito Santo	October, 2027	March, 2031*	ES - April, 2023	April, 2023	October, 2027	Part of AR21 (RJ) – February, 2024*	December, 2029
Acre, Rondônia, Mato Grosso, Mato Grosso do Sul, Tocantins, Distrito Federal, Goiás, Rio Grande do Sul (except the municipality of Pelotas and region) and the municipalities of Londrina and Tamarana, in Paraná	PR - October, 2027	March, 2031*	April, 2023	April, 2023	October, 2027	Part of AR61 (DF) – February, 2024*	December, 2029
São Paulo	-	March, 2031*	Countryside - April, 2023	April, 2023	October, 2027	-	December, 2029
Paraná (except the municipalities of Londrina and Tamarana)	October, 2027	September, 2022*	April, 2023	April, 2023	October, 2027	AR41, except Curitiba and Metropolitan Region - February, 2024* AR41, Curitiba and Metropolitan Region - July, 2031	December, 2029
Santa Catarina	October, 2027	September, 2023*	April, 2023	April, 2023	October, 2027	-	December, 2029
Municipality and region of Pelotas, in the State of Rio Grande do Sul	-	April, 2024*	-	April, 2023	October, 2027	-	December, 2029
Pernambuco	-	May, 2024*	-	April, 2023	October, 2027	Part of AR81-July, 2031	December, 2029
Ceará	-	November, 2023*	-	April, 2023	October, 2027	-	December, 2029
Paraíba	-	December, 2023*	-	April, 2023	October, 2027	-	December, 2029
Rio Grande do Norte	-	December, 2023*	-	April, 2023	October, 2027	-	December, 2029
Alagoas	-	December, 2023*	-	April, 2023	October, 2027	-	December, 2029
Piauí	-	March, 2024*	-	April, 2023	October, 2027	-	December, 2029
Minas Gerais (except the municipalities of the PGO sector 3 for 3G the radio frequencies and others)	-	April, 2028*	April, 2023	April, 2023	October, 2027	Part of AR31 - February, 2030*	December, 2029
Bahia and Sergipe	-	August, 2027*	-	April, 2023	October, 2027	-	December, 2029

*Agreements already renewed for 15 years, and therefore TIM is not entitled to a further renewal period.

** Only complementary areas in some specific States.